Sandalwood Opportunity Fund

Class A Shares: SANAX

Class C Shares: SANCX

Class I Shares: SANIX

a series of Northern Lights Fund Trust

Supplement dated August 4, 2015 to the Prospectus and the

Statement of Additional Information (“SAI”) dated January 28, 2015

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Effective July 14, 2015, Whippoorwill Associates, Inc. (“WAI”) resigned as a Sub-Adviser to the Sandalwood Opportunity Fund (the “Fund”) and the Board approved interim and final sub-advisory agreements between the Fund’s Adviser and Whippoorwill Capital Management, LP (“Whippoorwill”). The final sub-advisory agreement is subject to shareholder approval, but Whippoorwill is currently serving as a Sub-Adviser to the Fund under the terms of the interim sub-advisory agreement. The interim sub-advisory agreement contains provisions substantially similar to the prior sub-advisory agreement with WAI, except that the term of such interim sub-advisory agreement is for no more than 150 days.

All references to Whippoorwill Associates, Inc. throughout the Prospectus shall be replaced with Whippoorwill Capital Management, LP. Shelley Greenhaus and Steven Gendal shall continue as portfolio managers of the Fund, along with the addition of a third portfolio manager for Whippoorwill, Norman Louie. The following sections of the Prospectus will be revised and replaced in their entirety as set forth below:

Sub-Adviser Portfolio Managers: Martin J. Gross, Founder & President of Sandalwood, serves as the portfolio manager for the Primary Sub-Adviser. Additional Sub-Adviser Portfolio Managers are: Michael Craig-Scheckman, President and Scott Burg, Portfolio Manager, of Deer Park Road Corporation; Howard Needle, CEO, David Harris, CIO and Senior Partner and John Harnisch, a portfolio manager, of Acuity Capital Management, LLC; Bryan Dunn, Managing Director, and Andrew Quan, Portfolio Manager, of MidOcean Credit Fund Management, L.P.; Shelley F. Greenhaus, Managing Partner, Norman Louie, Managing Partner and Steven K. Gendal, Esq., Managing Partner, of Whippoorwill Capital Management, LP. Mr. Louie has served as a portfolio manager since July, 2015, and all other Sub-Adviser portfolio managers have served since the Fund’s inception.

Sub-Advisers & Portfolio Managers

Whippoorwill Capital Management LP, 11 Martine Avenue 11th Floor, White Plains, NY 10606, is a Delaware limited partnership which provides investment services as a sub-adviser to registered investment companies, such as the Fund and has approximately $50 million in assets under management as of July 31, 2015. This sub-adviser will focus on middle market distressed securities and related strategies.

Whippoorwill Capital Management Portfolio Managers

Shelley F. Greenhaus: Mr. Greenhaus is a Managing Partner of Whippoorwill Capital Management, LP and has been a Principal of Whippoorwill Associates, Inc. since 1990. Previously, he was a portfolio manager for Oppenheimer & Co. from 1983 to 1990; William Rosenwald Family from 1981 to 1983; and an analyst with Loeb Rhodes, Hornblower & Co. from 1978 to 1981. Mr. Greenhaus received an M.B.A. (Finance) from NYU Stern School of Business, 1978 and B.A. – York College, CUNY, 1975.

Norman Louie: Mr. Louie is a Managing Partner of Whippoorwill Capital Management, LP. He also serves as a Managing Partner and is a Co-Founder of Logen Asset Management LP. Prior to founding Whippoorwill, Mr. Louie had served since 2008 as a managing director at Mount Kellett Capital Management LP, a private equity firm based in New York with over $7 billion of capital under management, and co-led the North American investment team. Previously, he was a portfolio manager at SAB Capital Management from January 2004 to December 2006, where he focused on special situations investing. Prior to SAB, Mr. Louie was the Director of Research at Whippoorwill Associates, a hedge fund also dedicated to special situations investing, from January 2000 to December 2003. Mr. Louie holds a B.S. from Cornell University and an M.B.A. from Columbia University.

Steven Gendal, Esq: Mr. Gendal is a Managing Partner of Whippoorwill Capital Management, LP. He also serves as a Managing Partner and is a Co-Founder of Logen Asset Management LP. Prior to founding Whippoorwill Mr. Gendal was a principal at Whippoorwill Associates, where he directed the firm’s research efforts. He began his career at Goldstein, Golub Kessler & Company, P.C. as a litigation and valuation consultant. In 1998, he became an analyst of high-yield and distressed securities at Greenwich High Yield, LLC. Mr. Gendal then joined Brean, Murray & Company, Inc. as a Corporate Finance Associate, performing due diligence and marketing functions in connection with high-yield debt offerings, merger and acquisition transactions and public and private equity placements. Mr. Gendal received a B.S. in Finance from Syracuse University in 1993 and a J.D. from Brooklyn Law School in 1996.

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Please retain a copy of this Supplement for your information. This Supplement, and the Prospectus and Statement of Additional Information both dated January 28, 2015, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-868-9501.

Sandalwood Opportunity Fund

Class A Shares: SANAX

Class C Shares: SANCX

Class I Shares: SANIX

a series of Northern Lights Fund Trust

Supplement dated August 4, 2015 to the Prospectus and the

Statement of Additional Information (“SAI”) dated January 28, 2015

_____________________________________

Following the Board's review and approval of an interim sub-advisory agreement, Whippoorwill Capital Management, LP has replaced Whippoorwill Associates, Inc. as the sub-adviser to the Fund. The final sub-advisory agreement is subject to shareholder review and approval.

The following information with respect to Whippoorwill Capital Management, L.P. is hereby included under the relevant headings throughout the Statement of Additional Information and replaces any information related to Whippoorwill Associates, Inc.

Sub-Advisers

Whippoorwill Capital Management, LP, 11 Martine Avenue, 11th Floor, White Plains, NY 10606, is a Delaware limited partnership which is owned by Shelley F. Greenhaus, Norman Louie and Steven Gendal. Subject to the authority of the Board of Trustees and Princeton, Whippoorwill Capital Management is responsible for management of a portion of the Fund’s investment portfolio and making investments according to the Fund’s investment objective, policies and restrictions. Whippoorwill Capital Management was established in 2015 for the purpose of sub-advising registered investment companies. As of July 31, 2015, Whippoorwill Capital Management had approximately $50 million in assets under management.

PORTFOLIO MANAGERS

The following table lists the number and types of accounts managed by the Whippoorwill Capital Management, L.P. (“Whippoorwill”) portfolio managers in addition to those of the Fund and assets under management in those accounts as of July 1, 2015. The following reflects all accounts managed by such portfolio managers (at Whippoorwill Capital Management, LP, Whippoorwill Associates, Inc. and Logen Asset Management, LP, as applicable).

Shelly F. Greenhaus Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$52.9 million	0	N/A
Other Pooled Investment Vehicles	5	$124.6 million	5	$124.6 million
Other Accounts	3	$277.77 million	3	$277.77 million
Norman Louie Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	N/A	N/A	0	N/A
Other Pooled Investment Vehicles	5	$124.6 million	5	$124.6 million
Other Accounts	3	$277.77 million	3	$277.77 million
Steven K. Gendal Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$52.9 million	0	N/A
Other Pooled Investment Vehicles	5	$124.6 million	5	$124.6 million
Other Accounts	3	$277.77 million	3	$277.77 million

Conflicts of Interest

In general, when a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the adviser, primary sub-adviser or a sub-adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below for each portfolio manager.

Deer Park, Acuity, Whippoorwill and MidOcean all have the responsibility for managing multiple client accounts and, as such, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, Deer Park, Acuity, Whippoorwill and MidOcean may receive fees from certain client accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts.

Deer Park, Acuity, Whippoorwill and MidOcean and their associates attempt to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. From time to time, Deer Park, Acuity, Whippoorwill and MidOcean may recommend or cause a client to invest in a security in which another client of Deer Park, Acuity, Whippoorwill and MidOcean has an ownership position. Deer Park, Acuity, Whippoorwill and MidOcean have adopted certain procedures intended to treat all client accounts in a fair and equitable manner. To the extent that Deer Park, Acuity, Whippoorwill and MidOcean seek to purchase or sell the same security for multiple client accounts, Deer Park, Acuity, Whippoorwill and MidOcean may aggregate, or bunch, these orders where it deems this to be appropriate and consistent with applicable regulatory requirements. When a bunched order is filled in its entirety, each participating client account will participate at the average share prices for the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro-rata basis to each account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions. Each participating account will receive the average share price for the bunched order on the same business day.

Compensation

For his services as portfolio manager to the Fund, Shelly F. Greenhaus, a Managing Partner of Whippoorwill receives shares in profits of the firm, if any.

For his services as portfolio manager to the Fund, Norman Louie, a Managing Partner of Whippoorwill receives shares in profits of the firm, if any.

For his services as portfolio manager to the Fund, Steven K. Gendal, Esq., a Managing Partner of Whippoorwill shares in profits of the firm, if any

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of July 31, 2015.

Name of Portfolio Manger	Dollar Range of Equity Securities in the Fund
Shelly F. Greenhaus	None
Norman Louie	None
Steven K. Gendal	None

This Supplement, and the Prospectus and Statement of Additional Information both dated January 28, 2015 (as supplemented), provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-868-9501.